UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22048
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.5%

		Principal
Security		Amount	Value

Brazil — 7.6%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	439,869	$240,788
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	1,425,000	813,676
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,415,406
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	6,789,000	3,619,275
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	8,065,000	4,150,465
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	362,477

Total Brazil (identified cost $11,878,518)			$12,602,087

Chile — 0.1%

Government of Chile, 2.10%, 9/1/15(1)	CLP	84,126,000	$158,668

Total Chile (identified cost $152,618)			$158,668

Colombia — 3.3%

Republic of Colombia, 9.85%, 6/28/27	COP	4,900,000,000	$3,130,430
Republic of Colombia, 12.00%, 10/22/15	COP	3,700,000,000	2,389,683

Total Colombia (identified cost $4,697,985)			$5,520,113

Congo — 0.0%

Republic of Congo, 3.00%, 6/30/29	USD	109,250	$62,546

Total Congo (identified cost $43,415)			$62,546

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	91,552,736	$139,756
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	10,809,716	19,146

Total Costa Rica (identified cost $139,967)			$158,902

Egypt — 0.2%

Arab Republic of Egypt, 8.75%, 7/18/12(2)	EGP	1,690,000	$310,882

Total Egypt (identified cost $296,068)			$310,882

Georgia — 0.2%

Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$292,460

Total Georgia (identified cost $204,082)			$292,460

Ghana — 0.2%

Ghana Government Bond, 13.00%, 8/2/10	GHS	470,000	$332,168

Total Ghana (identified cost $503,347)			$332,168

Greece — 0.1%

Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$240,919

Total Greece (identified cost $275,133)			$240,919

Hungary — 7.2%

Hungary Government Bond, 5.50%, 2/12/16	HUF	530,000,000	$2,529,440
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,706,116
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	904,810
Hungary Government Bond, 6.50%, 6/24/19	HUF	325,000,000	1,603,556
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,542,493
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	747,899
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,651,544
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	322,260

Total Hungary (identified cost $11,378,445)			$12,008,118

Indonesia — 9.3%

Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$1,132,294
Indonesia Government, 9.00%, 9/15/18	IDR	35,550,000,000	4,080,540
Indonesia Government, 9.50%, 6/15/15	IDR	16,085,000,000	1,885,276
Indonesia Government, 9.50%, 7/15/23	IDR	8,365,000,000	960,945
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,343,382
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,613,422
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	1,887,817
Indonesia Government, 11.50%, 9/15/19	IDR	12,000,000,000	1,590,413

Total Indonesia (identified cost $13,602,981)			$15,494,089

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
Security		Amount	Value

Israel — 0.4%

Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	545,709	$157,723
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	1,384,655	442,157

Total Israel (identified cost $586,302)			$599,880

Macedonia — 0.2%

Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$337,168

Total Macedonia (identified cost $247,893)			$337,168

Malaysia — 8.0%

Malaysian Government, 3.74%, 2/27/15	MYR	13,350,000	$4,219,422
Malaysian Government, 3.76%, 4/28/11	MYR	10,900,000	3,462,890
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,455,656
Malaysian Government, 4.50%, 4/15/30	MYR	3,480,000	1,091,045

Total Malaysia (identified cost $12,254,021)			$13,229,013

Mexico — 4.1%

Government of Mexico, 10.00%, 12/5/24	MXN	44,710,000	$4,399,372
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,345,427

Total Mexico (identified cost $6,447,696)			$6,744,799

Peru — 1.9%

Republic of Peru, 6.90%, 8/12/37(2)	PEN	2,367,000	$873,981
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	722,812
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	451,410
Republic of Peru, 8.60%, 8/12/17	PEN	2,605,000	1,105,029

Total Peru (identified cost $2,904,758)			$3,153,232

Poland — 3.2%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,767,383	$600,278
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	686,625
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,202,055
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,841,839
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,031,909

Total Poland (identified cost $5,850,657)			$5,362,706

South Africa — 5.2%

Republic of South Africa, 6.25%, 3/31/36	ZAR	16,800,000	$1,698,857
Republic of South Africa, 6.50%, 6/2/14	USD	1,415,000	1,567,113
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,768,101
Republic of South Africa, 10.50%, 12/21/26	ZAR	10,600,000	1,653,365

Total South Africa (identified cost $8,190,735)			$8,687,436

Taiwan — 0.2%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	11,900,000	$378,147

Total Taiwan (identified cost $378,285)			$378,147

Thailand — 4.2%

Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$693,671
Kingdom of Thailand, 3.875%, 6/13/19	THB	48,635,000	1,544,233
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	2,971,153
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,847,482

Total Thailand (identified cost $6,527,144)			$7,056,539

Turkey — 7.3%

Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	687,114	$566,248
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	6,130,368	4,723,587
Turkey Government Bond, 10.50%, 1/15/20	TRY	1,940,000	1,304,541
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	5,286,277	4,620,077
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	950,837

Total Turkey (identified cost $10,157,497)			$12,165,290

Uruguay — 0.5%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	13,574,574	$751,691

Total Uruguay (identified cost $582,148)			$751,691

Total Foreign Government Bonds (identified cost $97,299,695)			$105,646,853

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Mortgage Pass-Throughs — 11.1%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$5,468,510	$6,060,255
7.50%, with maturity at 2034	847,089	950,903

		$7,011,158

Federal National Mortgage Association:
3.04%, with maturity at 2035(3)	$1,839,734	$1,901,769
4.52%, with maturity at 2035(3)	1,638,215	1,713,214
5.50%, with maturity at 2017	937,526	1,002,896
6.00%, with maturity at 2032	1,321,371	1,432,937
6.50%, with maturity at 2017	1,056,518	1,121,880
7.00%, with various maturities to 2033	2,423,784	2,709,133
8.50%, with maturity at 2032	1,387,747	1,610,122

		$11,491,951

Total Mortgage Pass-Throughs (identified cost $17,842,118)		$18,503,109

Common Stocks — 0.2%

Security	Shares	Value

China — 0.2%

Air China, Ltd., Class H(4)	5,300	$5,850
Aluminum Corp. of China Ltd., Class H(4)	9,400	9,165
China Coal Energy Co., Class H	9,800	14,764
China COSCO Holdings Co., Ltd., Class H	6,200	7,865
China Oilfield Services, Ltd., Class H	3,700	5,178
China Petroleum & Chemical Corp., Class H	40,200	32,232
China Railway Group, Ltd., Class H(4)	10,000	6,893
China Shenhua Energy Co., Ltd., Class H	8,100	34,758
China Shipping Container Lines Co., Ltd., Class H(4)	8,500	3,528
China Shipping Development Co., Ltd., Class H(4)	3,100	4,628
Datang International Power Generation Co., Ltd., Class H(4)	7,900	3,303
Huaneng Power International, Inc., Class H	7,300	4,195
Jiangsu Expressway Co., Ltd., Class H	2,900	2,701
Jiangxi Copper Co., Ltd., Class H	3,300	6,921
PetroChina Co., Ltd., Class H	50,500	58,154
Shanghai Electric Group Co., Ltd., Class H	7,100	3,386
Sinopec Shanghai Petrochemical Co., Ltd., Class H(4)	5,600	2,150
Yanzhou Coal Mining Co., Ltd., Class H	4,700	13,074
Zijin Mining Group Co., Ltd., Class H	9,600	7,457

Total China (identified cost $216,839)		$226,202

Total Common Stocks (identified cost $216,839)		$226,202

Short-Term Investments — 24.7%
Foreign Government Securities — 10.7%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.4%

Chilean Government Bond, 6.00%, 7/1/10	CLP	205,000	$398,518
Chilean Government Bond, 8.00%, 8/1/10	CLP	135,000	259,228

Total Chile (identified cost $680,946)			$657,746

Croatia — 0.8%

Croatian Treasury Bill, 0.00%, 3/31/11	EUR	440	$565,820
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	525	674,392

Total Croatia (identified cost $1,250,426)			$1,240,212

Egypt — 2.5%

Egypt Treasury Bill, 0.00%, 5/4/10	EGP	3,975	$714,874
Egypt Treasury Bill, 0.00%, 5/11/10	EGP	1,950	350,062
Egypt Treasury Bill, 0.00%, 5/25/10	EGP	6,675	1,193,971
Egypt Treasury Bill, 0.00%, 6/1/10	EGP	1,900	339,240
Egypt Treasury Bill, 0.00%, 6/15/10	EGP	325	57,818
Egypt Treasury Bill, 0.00%, 6/22/10	EGP	775	137,621
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	1,150	203,838
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	850	149,276
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	1,175	204,776
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	825	142,655
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	1,675	289,059
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	1,975	338,784
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	350	58,335

Total Egypt (identified cost $4,236,394)			$4,180,309

Iceland — 0.1%

Iceland Treasury Bill, 0.00%, 6/15/10	ISK	2,200	$14,509
Iceland Treasury Bill, 0.00%, 7/15/10	ISK	13,000	85,212

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Iceland (continued)

Iceland Treasury Note, 13.75%, 12/10/10	ISK	7,200	$50,372

Total Iceland (identified cost $150,796)			$150,093

Israel — 1.6%

Israeli Treasury Bill, 0.00%, 4/6/11	ILS	9,766	$2,570,125

Total Israel (identified cost $2,591,263)			$2,750,125

Kazakhstan — 1.4%

Kazakhstan National Bank, 0.00%, 5/7/10	KZT	66,000	$450,633
Kazakhstan National Bank, 0.00%, 5/21/10	KZT	91,220	622,637
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	110,786	756,060
Kazakhstan National Bank, 0.00%, 6/4/10	KZT	23,906	163,120
Kazakhstan National Bank, 0.00%, 6/11/10	KZT	113	773
Kazakhstan National Bank, 0.00%, 7/2/10	KZT	41,080	280,059
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	10,810	73,527

Total Kazakhstan (identified cost $2,320,809)			$2,346,809

Lebanon — 2.4%

Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	180,000	$119,466
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	353,620	234,313
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	368,280	243,818
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	172,420	114,048
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	118,000	77,907
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	1,649,480	1,087,975
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	234,990	154,841
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	69,090	45,478
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	620,360	407,920
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	184,000	120,303
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	1,078,110	701,760
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	334,800	217,706
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	211,560	137,292
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	102,400	66,318
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	100,000	64,501
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	182,940	117,757
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	90,720	61,121
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	113,860	77,743

Total Lebanon (identified cost $4,044,223)			$4,050,267

South Korea — 0.4%

Korea Monetary Stabilization Bond, 0.00%, 5/18/10	KRW	233,370	$210,380
Korea Monetary Stabilization Bond, 0.00%, 6/8/10	KRW	395,790	356,377
Korea Monetary Stabilization Bond, 0.00%, 6/29/10	KRW	175,410	157,748

Total South Korea (identified cost $709,562)			$724,505

Sri Lanka — 1.1%

Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	95,550	$837,218
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	55,680	480,099
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	22,030	189,011
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	15,980	129,768
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	9,720	78,785
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	14,370	116,255

Total Sri Lanka (identified cost $1,822,322)			$1,831,136

Zambia — 0.0%

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	297,000	$61,187

Total Zambia (identified cost $60,382)			$61,187

Total Foreign Government Securities (identified cost $17,867,123)			$17,812,389

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Other Securities — 14.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(5)	$23,219	$23,218,503

Total Other Securities
(identified cost $23,218,503)		$23,218,503

Total Short-Term Investments
(identified cost $41,085,626)		$41,030,892

Total Investments — 99.5%
(identified cost $156,444,278)		$165,407,056

Other Assets, Less Liabilities — 0.5%		$894,302

Net Assets — 100.0%		$166,301,358

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CRC - Costa Rican Colon

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

KZT - Kazak Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian New Sol

PLN - Polish Zloty

THB - Thai Baht

TRY - New Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

ZMK - Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $1,184,863 or 0.7% of the Portfolio’s net assets.

(3)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2010.

(4)	Non-income producing security.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $3,792 and $0, respectively.

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $133,225,775)	$142,188,553
Affiliated investment, at value (identified cost, $23,218,503)	23,218,503
Restricted cash*	280,000
Foreign currency, at value (identified cost, $360,146)	361,054
Interest and dividends receivable	2,594,842
Receivable for variation margin on open financial futures contracts	74,161
Receivable for open forward foreign currency exchange contracts	483,865
Receivable for closed forward foreign currency exchange contracts	393,440
Receivable for open swap contracts	1,136,835
Receivable for closed swap contracts	48,779
Receivable for closed options	86,431
Premium paid on open swap contracts	479,547

Total assets	$171,346,010

Liabilities

Payable for investments purchased	$3,315,547
Payable for open forward foreign currency exchange contracts	812,909
Payable for closed forward foreign currency exchange contracts	44,712
Payable for open swap contracts	557,575
Due to custodian	38,972
Payable to affiliates:
Investment adviser fee	75,300
Trustees’ fees	372
Accrued expenses	193,830
Premium received on open swap contracts	5,435

Total liabilities	$5,044,652

Net Assets applicable to investors’ interest in Portfolio	$166,301,358

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$157,108,919
Net unrealized appreciation	9,192,439

Total	$166,301,358

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $194,844)	$4,345,985
Dividends (net of foreign taxes, $27)	245
Interest allocated from affiliated investments	6,141
Expenses allocated from affiliated investments	(2,349)

Total investment income	$4,350,022

Expenses

Investment adviser fee	$398,175
Trustees’ fees and expenses	2,259
Custodian fee	153,223
Legal and accounting services	25,249
Miscellaneous	7,761

Total expenses	$586,667

Deduct —
Reduction of custodian fee	$10

Total expense reductions	$10

Net expenses	$586,657

Net investment income	$3,763,365

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$491,067
Investment transactions allocated from affiliated investments	(11,180)
Financial futures contracts	(60,514)
Swap contracts	(103,889)
Written options	21,790
Foreign currency and forward foreign currency exchange contract transactions	2,643,082

Net realized gain	$2,980,356

Change in unrealized appreciation (depreciation) —
Investments	$4,231,482
Financial futures contracts	(27,480)
Swap contracts	638,575
Written options	(12,895)
Foreign currency and forward foreign currency exchange contracts	385,191

Net change in unrealized appreciation (depreciation)	$5,214,873

Net realized and unrealized gain	$8,195,229

Net increase in net assets from operations	$11,958,594

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$3,763,365	$4,569,753
Net realized gain from investment transactions, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contract transactions	2,980,356	4,935,494
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, written options, foreign currency and forward foreign currency exchange contracts	5,214,873	12,367,756

Net increase in net assets from operations	$11,958,594	$21,873,003

Capital transactions —
Contributions	$39,501,177	$34,727,341
Withdrawals	(1,198,276)	(1,397,348)

Net increase in net assets from capital transactions	$38,302,901	$33,329,993

Net increase in net assets	$50,261,495	$55,202,996

Net Assets

At beginning of period	$116,039,863	$60,836,867

At end of period	$166,301,358	$116,039,863

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.96	%(3)	0.91%	0.96%	1.13	%(3)
Net investment income	6.11	%(3)	5.70%	5.51%	5.25	%(3)
Portfolio Turnover	11	%(4)	26%	38%	2	%(4)

Total Return	10.28	%(4)	30.48%	(13.13)%	10.48	%(4)

Net assets, end of period (000’s omitted)	$166,301		$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 25.0%, 8.7% and 66.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio.

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross- currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On average daily net assets of $1 billion and over, the annual fee is reduced. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $399,596 of which $1,421 was allocated from Cash Management and $398,175 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$31,748,856
U.S. Government and Agency Securities	0

$31,748,856

Sales

Investments (non-U.S. Government)	$9,072,201
U.S. Government and Agency Securities	1,976,556

$11,048,757

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,236,532

Gross unrealized appreciation	$9,639,058
Gross unrealized depreciation	(1,468,534)

Net unrealized appreciation	$8,170,524

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/4/10	Thailand Baht 53,367,460	United States Dollar 1,648,871	$(255)
5/6/10	Kazak Tenge 66,000,000	United States Dollar 448,217	(2,482)

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/7/10	Sri Lankan Rupee 4,500,000	United States Dollar 38,396	$(1,076)
5/7/10	Sri Lankan Rupee 41,770,000	United States Dollar 356,399	(9,986)
5/7/10	Sri Lankan Rupee 49,280,000	United States Dollar 420,299	(11,961)
5/10/10	South African Rand 25,093,158	United States Dollar 3,342,234	(51,427)
5/17/10	Euro 1,490,000	United States Dollar 2,035,467	51,513
5/24/10	Euro 1,530,000	United States Dollar 2,057,957	20,691
5/25/10	Euro 208,434	United States Dollar 279,209	1,669
5/26/10	Japanese Yen 108,609,016	United States Dollar 1,164,346	7,931
5/27/10	Kazak Tenge 10,530,000	United States Dollar 71,487	(428)
6/10/10	Kazak Tenge 113,400	United States Dollar 771	(3)
7/6/10	Chilean Peso 123,500,000	United States Dollar 252,169	14,216
7/6/10	Chilean Peso 61,800,000	United States Dollar 125,904	6,831
7/6/10	Chilean Peso 25,700,000	United States Dollar 52,680	3,163
7/16/10	Sri Lankan Rupee 55,680,000	United States Dollar 473,872	(9,193)
7/20/10	Kazak Tenge 36,814,800	United States Dollar 225,858	(25,895)
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 242,640	(37,434)
7/21/10	Kazak Tenge 36,865,500	United States Dollar 227,565	(24,542)
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 240,149	(37,737)
7/23/10	Kazak Tenge 38,380,000	United States Dollar 236,549	(25,931)
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 248,722	(41,503)
8/4/10	Chilean Peso 36,000,000	United States Dollar 68,376	(968)
8/4/10	Chilean Peso 103,000,000	United States Dollar 195,724	(2,677)
8/6/10	Sri Lankan Rupee 22,030,000	United States Dollar 186,933	(3,623)
8/26/10	Kazak Tenge 10,530,000	United States Dollar 71,966	(88)
3/11/11	Sri Lankan Rupee 15,980,000	United States Dollar 131,523	(2,650)
3/18/11	Sri Lankan Rupee 9,720,000	United States Dollar 79,869	(1,668)
3/25/11	Sri Lankan Rupee 14,370,000	United States Dollar 118,711	(1,720)
3/31/11	Euro 440,000	United States Dollar 593,472	7,315
4/6/11	Israeli Shekel 4,883,000	United States Dollar 1,312,282	9,343
4/6/11	Israeli Shekel 2,443,000	United States Dollar 656,315	4,445
4/6/11	Israeli Shekel 2,440,000	United States Dollar 655,385	4,316
4/7/11	Euro 525,000	United States Dollar 703,432	4,016

			$(157,798)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/3/10	Indonesian Rupiah 8,911,590,359	United States Dollar 987,543	$1,096
5/4/10	Brazilian Real 4,128,849	United States Dollar 2,394,230	(18,939)
5/4/10	Thailand Baht 15,647,460	United States Dollar 483,693	(75)
5/4/10	Thailand Baht 19,040,000	United States Dollar 589,656	(1,185)
5/4/10	Thailand Baht 18,670,000	United States Dollar 580,986	(3,950)
5/6/10	Malaysian Ringgit 6,040,000	United States Dollar 1,889,921	6,593
5/6/10	Malaysian Ringgit 530,000	United States Dollar 162,402	4,014
5/6/10	Swedish Krona 2,180,000	Euro 224,121	2,567
5/7/10	Polish Zloty 3,800,000	United States Dollar 1,286,535	2,173
5/7/10	Polish Zloty 6,680,000	United States Dollar 2,310,379	(44,966)
5/7/10	South African Rand 11,800,000	United States Dollar 1,584,169	12,516
5/7/10	South Korean Won 86,000,000	United States Dollar 76,133	1,433
5/10/10	Indian Rupee 25,020,000	United States Dollar 562,816	677

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/10/10	Indian Rupee 25,020,000	United States Dollar 562,816	$677
5/10/10	New Turkish Lira 7,633,570	United States Dollar 5,072,140	50,363
5/10/10	New Turkish Lira 1,389,000	United States Dollar 939,220	(7,132)
5/10/10	Polish Zloty 9,077,883	Euro 2,358,137	(61,879)
5/10/10	South African Rand 2,332,000	United States Dollar 315,028	357
5/10/10	South African Rand 45,964,415	United States Dollar 6,282,038	(65,696)
5/11/10	Indonesian Rupiah 1,883,000,000	United States Dollar 207,219	1,621
5/11/10	Indonesian Rupiah 8,865,000,000	United States Dollar 981,619	1,580
5/11/10	Malaysian Ringgit 1,420,000	United States Dollar 441,955	3,813
5/12/10	Euro 187,283	United States Dollar 250,124	(758)
5/12/10	Hungarian Forint 95,126,780	United States Dollar 469,053	1,670
5/12/10	Hungarian Forint 119,000,000	United States Dollar 608,976	(20,119)
5/12/10	Mexican Peso 8,960,000	United States Dollar 725,107	2,022
5/12/10	Mexican Peso 17,340,194	United States Dollar 1,410,391	(3,187)
5/12/10	Polish Zloty 490,000	Euro 125,990	(1,640)
5/12/10	Polish Zloty 2,160,000	Euro 558,804	(11,784)
5/13/10	Australian Dollar 94,700	United States Dollar 86,839	698
5/13/10	Ghanaian Cedi 188,250	United States Dollar 131,735	1,112
5/13/10	Russian Ruble 33,900,000	United States Dollar 1,161,158	(1,291)
5/13/10	Russian Ruble 18,000,000	United States Dollar 619,195	(3,336)
5/13/10	Russian Ruble 146,621,000	United States Dollar 5,042,681	(26,136)
5/17/10	Australian Dollar 408,900	United States Dollar 381,009	(3,211)
5/17/10	Malaysian Ringgit 740,000	United States Dollar 229,315	2,923
5/19/10	Colombian Peso 3,409,000,000	United States Dollar 1,759,711	(18,512)
5/19/10	Norwegian Krone 2,230,000	Euro 279,982	4,965
5/19/10	Polish Zloty 2,308,000	United States Dollar 802,689	(20,666)
5/19/10	Polish Zloty 15,235,442	United States Dollar 5,319,173	(156,929)
5/19/10	Swedish Krona 2,100,000	Euro 216,562	1,587
5/20/10	Indian Rupee 42,483,000	United States Dollar 956,609	(1,312)
5/24/10	Indian Rupee 14,500,000	United States Dollar 324,530	1,322
5/24/10	Indian Rupee 15,000,000	United States Dollar 336,323	766
5/24/10	Malaysian Ringgit 2,430,000	United States Dollar 757,399	4,977
5/24/10	Malaysian Ringgit 1,765,000	United States Dollar 549,262	4,480
5/24/10	New Turkish Lira 602,258	United States Dollar 403,334	(57)
5/24/10	South Korean Won 163,000,000	United States Dollar 145,927	806
5/24/10	South Korean Won 237,700,000	United States Dollar 213,976	1
5/26/10	Mexican Peso 91,435,975	United States Dollar 7,437,568	(28,015)
5/26/10	Norwegian Krone 4,522,300	Euro 571,452	4,918
5/26/10	Zambian Kwacha 581,200,000	United States Dollar 98,242	24,265
5/27/10	Indonesian Rupiah 3,780,000,000	United States Dollar 418,142	827
5/27/10	Kazak Tenge 10,530,000	United States Dollar 71,975	(61)
5/27/10	Zambian Kwacha 540,750,000	United States Dollar 91,250	22,726
5/28/10	Indian Rupee 10,270,000	United States Dollar 229,908	741
5/28/10	Indian Rupee 16,840,000	United States Dollar 378,384	(182)
5/28/10	New Turkish Lira 138,690	United States Dollar 92,220	591
6/1/10	South Korean Won 349,000,000	United States Dollar 312,721	1,164
6/2/10	Brazilian Real 10,885,000	United States Dollar 6,240,683	(15,658)
6/3/10	Israeli Shekel 2,500,000	United States Dollar 670,691	(255)

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

6/4/10	Indonesian Rupiah 6,838,000,000	United States Dollar 755,914	$1,759
6/4/10	Thailand Baht 280,575,000	United States Dollar 8,667,748	2,925
6/11/10	Zambian Kwacha 507,200,000	United States Dollar 104,793	2,048
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 225,861	54,214
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 227,596	50,290
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 237,919	52,306
8/19/10	Zambian Kwacha 212,650,000	United States Dollar 43,073	1,517
8/23/10	Zambian Kwacha 212,650,000	United States Dollar 43,354	1,221
9/28/10	Zambian Kwacha 417,900,000	United States Dollar 79,373	7,952
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	1,594
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	549
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	(2,731)

			$(171,246)

At April 30, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $393,440 and a payable of $44,712.

Futures Contracts

Sales

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/10	5 Euro-Bobl	Short	$(779,132)	$(786,621)	$(7,489)
6/10	2 Euro-Bund	Short	(326,889)	(332,463)	(5,574)
5/10	11 Hang Seng H-shares	Short	(836,734)	(853,319)	(16,585)
6/10	28 U.S. 5-Year Treasury Note	Long	3,246,786	3,244,063	(2,723)

					$(32,371)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

Interest Rate Swaps

		Portfolio
	Notional	Pays/				Net
	Amount	Receives	Floating	Annual		Unrealized
	(000’s	Floating	Rate	Fixed	Termination	Appreciation
Counterparty	omitted)	Rate	Index	Rate	Date	(Depreciation)

Bank of America, N.A.	ILS 640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(4,316)

Bank of America, N.A.	ILS 600	Receive	3-month ILS TELBOR	4.54	1/6/15	(5,677)

Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.15	3/5/20	(1,390)

Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.16	3/8/20	(1,427)

Barclays Bank PLC	PLN 8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	127,475

Barclays Bank PLC	THB 143,000	Pay	6-month THBFIX	3.34	2/16/15	85,619

Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	322,901

Citigroup Global Markets	THB 69,000	Pay	6-month THBFIX	3.40	1/14/15	54,133

Credit Suisse	PLN 10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	140,870

Deutsche Bank	PLN 5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(8,191)

Deutsche Bank	PLN 3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(9,045)

JPMorgan Chase Bank	BRL 4,252	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(7,104)

JPMorgan Chase Bank	ZAR 36,500	Pay	3-month JIBOR	9.05	10/12/15	288,256

						$982,104

BRL - Brazilian Real
ILS - Israeli Shekel
MXN - Mexican Peso
PLN - Polish Zloty
THB - Thailand Baht
ZAR - South African Rand

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Credit Default Swaps — Sell Protection

					Current
		Notional			Market
		Amount*	Contract		Annual	Net
Reference		(000’s	Annual	Termination	Fixed	Unrealized
Entity	Counterparty	omitted)	Fixed Rate**	Date	Rate***	Depreciation

Iceland	JPMorgan Chase Bank	$500	1.75%	3/20/18	3.48%	$(48,568)

Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	3.08	(14,756)

Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	3.08	(9,273)

						$(72,597)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount*	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%	12/20/13	$2,079

Austria	Barclays Bank PLC	200	1.42	3/20/14	(5,954)

Brazil	Bank of America	350	1.00(1)	6/20/20	24

Brazil	Barclays Bank PLC	450	1.65	9/20/19	(6,756)

China	Barclays Bank PLC	200	1.00(1)	3/20/15	(1,839)

China	Barclays Bank PLC	200	1.00(1)	3/20/20	(3,263)

China	Citigroup Global Markets	100	1.00(1)	3/20/20	(1,473)

China	JPMorgan Chase Bank	100	1.00(1)	3/20/15	(965)

Egypt	Citigroup Global Markets	100	1.00(1)	6/20/20	(2,831)

Egypt	Citigroup Global Markets	100	1.00(1)	6/20/20	(2,264)

Egypt	Deutsche Bank	100	1.00(1)	6/20/15	(1,923)

Egypt	Deutsche Bank	100	1.00(1)	6/20/15	(1,717)

Egypt	Deutsche Bank	150	1.00(1)	6/20/15	(1,530)

Egypt	Deutsche Bank	50	1.00(1)	6/20/20	(1,159)

Egypt	Deutsche Bank	100	1.00(1)	6/20/20	(2,333)

Egypt	JPMorgan Chase Bank	100	1.00(1)	6/20/15	(1,801)

Greece	Citigroup Global Markets	225	1.00(1)	6/20/15	16,675

Kazakhstan	Citibank Global Markets	150	1.00(1)	6/20/15	1,195

Kazakhstan	Deutsche Bank	150	1.00(1)	6/20/15	1,263

Lebanon	Barclays Bank PLC	200	1.00(1)	12/20/14	1,690

Lebanon	Citigroup Global Markets	250	3.30	9/20/14	(4,563)

Lebanon	Citigroup Global Markets	200	1.00(1)	12/20/14	1,475

Lebanon	Citigroup Global Markets	150	1.00(1)	12/20/14	1,483

Lebanon	Citigroup Global Markets	100	1.00(1)	12/20/14	845

Lebanon	Credit Suisse	100	1.00(1)	3/20/15	1,524

Lebanon	Credit Suisse	300	1.00(1)	3/20/15	4,693

Lebanon	Deutsche Bank	100	1.00(1)	3/20/15	2,058

Malaysia	Bank of America	200	0.83	12/20/14	(331)

Malaysia	Barclays Bank PLC	300	2.40	3/20/14	(19,634)

Malaysia	Barclays Bank PLC	400	0.82	12/20/14	(480)

Malaysia	Citigroup Global Markets	300	2.45	3/20/14	(20,215)

Philippines	Barclays Bank PLC	500	1.70	12/20/14	(4,407)

Philippines	Barclays Bank PLC	300	1.84	12/20/14	(4,512)

Philippines	Barclays Bank PLC	100	1.85	12/20/14	(1,549)

Philippines	Barclays Bank PLC	142	1.00(1)	3/20/15	(442)

Philippines	Citigroup Global Markets	200	1.84	12/20/14	(3,008)

Philippines	Citigroup Global Markets	100	1.86	12/20/14	(1,593)

Philippines	Deutsche Bank	150	1.00(1)	3/20/15	(835)

Philippines	JPMorgan Chase Bank	400	1.69	12/20/14	(3,348)

Philippines	JPMorgan Chase Bank	142	1.00(1)	3/20/15	(442)

Russia	Citibank Global Markets	100	1.00(1)	6/20/15	369

Russia	Credit Suisse	200	1.00(1)	3/20/15	732
Russia	Credit Suisse	300	1.00(1)	6/20/15	1,368

South Africa	Bank of America	300	1.00(1)	12/20/19	(1,334)

South Africa	Barclays Bank PLC	300	1.00(1)	12/20/19	(3,426)

South Africa	Barclays Bank PLC	100	1.00(1)	3/20/20	199

South Africa	Citibank Global Markets	100	1.00(1)	3/20/20	(2,017)

South Africa	Citigroup Global Markets	150	1.00(1)	12/20/19	(2,775)

South Africa	Credit Suisse	100	1.00(1)	3/20/20	(183)

South Africa	Credit Suisse	100	1.00(1)	3/20/20	(1,122)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(3,328)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(2,101)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(259)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(107)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(1,943)

Spain	Citibank Global Markets	300	1.00(1)	3/20/20	(2,167)

Spain	Citibank Global Markets	300	1.00(1)	3/20/20	6,448

Spain	Deutsche Bank	300	1.00(1)	3/20/20	(2,167)

Spain	Deutsche Bank	300	1.00(1)	3/20/20	6,901

Spain	Deutsche Bank	550	1.00(1)	6/20/20	(12,396)

Thailand	Barclays Bank PLC	400	0.97	9/20/19	15,891

Thailand	Citigroup Global Markets	400	0.86	12/20/14	7,286

Thailand	Citigroup Global Markets	200	0.95	9/20/19	8,257

Thailand	JPMorgan Chase Bank	200	0.87	12/20/14	3,554

Turkey	Barclays Bank PLC	1,190	2.12	1/20/13	(29,849)

Turkey	Citigroup Global Markets	430	2.93	9/20/19	(33,528)

Uruguay	Citibank Global Markets	100	1.00(1)	6/20/20	64

Uruguay	Deutsche Bank	100	1.00(1)	6/20/20	245

Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	11,019

Banco de Sabadell, S.A.	JPMorgan Chase Bank	110	3.00(1)	3/20/15	5,072

Erste Group Bank AG	Barclays Bank PLC	110	1.00(1)	3/20/15	(1,269)

ING Verzekeringen N.V.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	692

Rabobank Nederland N.V.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	236

Raiffeisen Zentralbank	Barclays Bank PLC	110	1.00(1)	3/20/15	(1,636)

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional		Contract		Net
		Amount*		Annual		Unrealized
Reference		(000’s		Fixed	Termination	Appreciation
Entity	Counterparty	omitted)		Rate**	Date	(Depreciation)

iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	400	1.00%(1)	6/20/15	$7,228

iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	400	1.00(1)	6/20/15	7,016

						$(85,193)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $900,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Total Return Swaps

					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Portfolio Pays	Portfolio Receives	Depreciation

JPMorgan Chase Bank	$165,157	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(1,073)

					$(1,073)

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate				Net
	(Currency	(Currency	Floating	Fixed	Termination	Unrealized
Counterparty	Received)	Delivered)	Rate	Rate	Date	Depreciation

Citigroup Global Markets	TRY 169,736	$105,035	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(17,595)

Citigroup Global Markets	TRY 339,968	205,047	3-month USD-LIBOR-BBA	12.10	2/15/12	(41,368)

Citigroup Global Markets	TRY 500,316	$297,807	3-month USD-LIBOR-BBA	12.46	8/14/13	(92,874)

Credit Suisse	TRY 258,962	149,603	3-month USD-LIBOR-BBA	12.45	2/15/12	(39,315)

JPMorgan Chase Bank	TRY 685,893	463,128	3-month USD-LIBOR-BBA	11.20	5/21/14	(52,829)

						$(243,981)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the six months ended April 30, 2010 was as follows:

	Principal
	Amount of Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of period	JPY 170,000	$21,790
Options expired	JPY (170,000)	(21,790)

Outstanding, end of period	—	$—

JPY - Japanese Yen

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $522,701.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,014,140, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $295,787. Such maximum amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $1,230,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

	Fair Value

Statement of Assets			Foreign	Interest
and Liabilities Caption	Credit	Equity	Exchange	Rate

Receivable for open and closed forward foreign currency exchange contracts	$—	$—	$877,305	$—
Receivable for open swap contracts	117,581	—	—	1,019,254

Total Asset Derivatives	$117,581	$—	$877,305	$1,019,254

Net unrealized appreciation	$—	$—	$—	$(32,371)*
Payable for open and closed forward foreign currency exchange contracts	—	—	(857,621)	—
Payable for open swap contracts	(275,371)	(1,073)	—	(281,131)

Total Liability Derivatives	$(275,371)	$(1,073)	$(857,621)	$(313,502)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2010 was as follows:

Statement of			Foreign	Interest
Operations Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(20,625)	$—
Financial futures contracts	—	—	—	(60,514)
Written options	—	—	21,790	—
Swap contracts	(5,679)	(19,612)	—	(78,598)
Foreign currency and forward foreign currency exchange contract transactions	—	—	2,480,070	—

Total	$(5,679)	$(19,612)	2,481,235	$(139,112)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$19,752	$—
Financial futures contracts	—	—	—	(27,480)
Written options	—	—	(12,895)	—
Swap contracts	2,307	4,917	—	631,351
Foreign currency and forward foreign currency exchange contracts	—	—	383,952	—

Total	$2,307	$4,917	$390,809	$603,871

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2010, which are indicative of the volume of these derivative types, were approximately $1,781,000,

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

$88,121,000 and $34,244,000, respectively. The average principal amount of purchased option contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $1,130,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Foreign Government Bonds	$—	$105,646,853		$—	$105,646,853
Mortgage Pass-Throughs	—	18,503,109		—	18,503,109
Common Stocks	—	226,202	*	—	226,202
Short-Term – Foreign Government Securities	—	17,812,389		—	17,812,389
Short-Term – Other Securities	—	23,218,503		—	23,218,503

Total Investments	$—	$165,407,056		$—	$165,407,056

Forward Foreign Currency Exchange Contracts	$—	$877,305		$—	$877,305
Swap Contracts	—	1,136,835		—	1,136,835

Total	$—	$167,421,196		$—	$167,421,196

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Liability Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Currency Exchange Contracts	$—	$(857,621)	$—	$(857,621)
Swap Contracts	—	(557,575)	—	(557,575)
Futures Contracts	(32,371)	—	—	(32,371)

Total	$(32,371)	$(1,415,196)	$—	$(1,447,567)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement for Emerging Markets Local Income Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and to the Portfolio by BMR. The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM’s and BMR’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates in recent years to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and the Portfolio level. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Local Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES CONT’D

Emerging Markets Local Income Portfolio

Officers
 Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of
Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Emerging Markets Local Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3040-6/10	EMISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio
By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 16, 2010

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	June 16, 2010